Investment Strategy - Invesco QQQ Low Volatility ETF	Nov. 21, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of a subset of stocks within the Nasdaq-100 Index® (the “Parent Index”) that have exhibited the least volatility over the past 12 months, as determined by the Index Provider.
The Parent Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The Parent Index may include equity securities of companies located in the United States, as well as American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. The Parent Index reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”). Securities of companies organized as real estate investment trusts (“REITs”), securities of Special Purpose Acquisition Companies (“SPACs”), and “when-issued” securities are not eligible for inclusion in the Parent Index.
Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. In selecting securities for inclusion in the Underlying Index, the Index
Provider measures the realized volatility (i.e., the standard deviation of daily returns) of every stock in the Parent Index using available price return data for the trailing 12 months. Securities in the Parent Index that score in the bottom quartile based on realized volatility (that is, the 25 stocks with the least volatile changes in price) are selected for inclusion in the Underlying Index. The Underlying Index weights the constituent securities based upon the inverse of each security’s volatility, with the least volatile securities receiving the greatest weights in the Underlying Index.
As of October 31, 2024, the Underlying Index was comprised of 25 constituents with market capitalizations ranging from $36.90 billion to $3.02 trillion.
 The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of September 30, 2024, the Underlying Index had significant exposure to the industrials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of September 30, 2024, the Underlying Index had significant exposure to the industrials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.